Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash	$ 82,560		$ 171,583
Restricted cash		314,482
Prepaid expenses	143,496	105,568	367,219
Due from sponsor	209,015	1,074,015
Total current assets	603,249	1,689,065	538,802
Investments held in the Trust Account	5,876,353	10,664,690	244,314,622
Total Assets	6,479,602	12,353,755	244,853,424
Current liabilities:
Accounts payable	412,955	89,311	128,835
Accrued expenses	1,064,565	968,309	68,216
Due to Shareholders		628,728
Loan payable	40,000
Income tax payable	77,732	100,036	467,991
Excise tax payable	2,402,516	2,348,302
Franchise tax payable			149,041
Total current liabilities	5,837,268	5,260,471	899,083
Deferred tax liability	7,589	9,935	156,593
Deferred underwriting commissions in connection with the Initial Public Offering	6,600,000	6,600,000	12,000,000
Derivative liabilities	807,300	623,090	84,890
Total Liabilities	13,252,157	12,493,496	13,140,566
Commitments and Contingencies
Class A common stock subject to possible redemption	5,774,925	10,847,403	243,597,590
Stockholders’ Deficit:
Preferred stock, value
Additional paid-in capital	1,425,176	509,211
Accumulated deficit	(13,973,256)	(11,496,955)	(11,885,332)
Total stockholders’ deficit	(12,547,480)	(10,987,144)	(11,884,732)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	6,479,602	12,353,755	244,853,424
Related Party
Current assets:
Due from related party	168,178	195,000
Current liabilities:
Due to related party	864,500	805,000	85,000
Investor
Current liabilities:
Due to investor, net of debt discount	975,000	320,755
Previously Reported
Current liabilities:
Due to Shareholders		628,758
Class A Common Stock
Stockholders’ Deficit:
Common stock value	510	510
Class B Common Stock
Stockholders’ Deficit:
Common stock value	$ 90	90	600
Preferred Stock
Stockholders’ Deficit:
Preferred stock, value